Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Redeemable Common Stock
Weighted average shares outstanding, diluted	6,612,930	8,625,000	7,618,965	6,433,011	7,538,014
Net income (loss) per share of common stock – diluted	$ 0.02	$ (0.04)	$ 0.03	$ (0.08)	$ (0.02)
Non-Redeemable Common Stock
Weighted average shares outstanding, diluted	3,006,250	3,006,250	3,006,250	2,950,180	2,978,445	2,500,000
Net income (loss) per share of common stock – diluted	$ (0.11)	$ (0.05)	$ (0.21)	$ 0.10	$ (0.19)	$ (0.01)